GE INVESTMENTS FUNDS, INC.

Supplement Dated March 14, 2008

To Prospectus Dated May 1, 2007

Effective on or about March 17, 2008, the GE Investments Funds Prospectus dated May 1, 2007 (the “Prospectus”) is amended as follows:

1. The section entitled “Fund Expenses - Fund Expenses For All Funds (Except Total Return Fund)” located on page 36 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees

No sales charge (load) is imposed on purchases of shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of shares (although your variable contract may impose such charges). The Funds also do not impose a redemption fee or an exchange fee.

Annual fund operating expenses are paid from a Fund’s assets and are reflected in the Fund’s share price and dividends. The figures below show actual “Management Fees” and “Other Expenses” incurred by each Fund during the fiscal period ended December 31, 2006, and estimated “Acquired Fund Fees and Expenses.” The fees and expenses reflected in the tables below do not include applicable variable contract fees and charges. If these fees and charges were included, the costs shown below would be higher.

Annual Fund Operating Expenses

(as a percentage of average net assets)	U.S. Equity Fund	S&P 500 Index Fund	Premier Growth Equity Fund	Value Equity Fund	Mid-Cap Equity Fund	Small-Cap Equity Fund	International Equity Fund[1]	Europe Equity Fund
Management Fees[1]	0.55%	0.35%	0.65%	0.65%	0.65%	0.80%	1.00%	1.15%

Distribution and Service (12b-1) Fees	None	None	None	None	None	None	None	None

Other Expenses[2]	0.08%	0.05%	0.07%	0.16%	0.04%	0.06%	0.13%	None

Acquired Fund Fees and Expenses[3]	0.02%	—	0.01%	0.01%	0.02%	0.02%	0.01%	None

Total Annual Fund Operating Expenses	0.65%	0.40%	0.73%	0.82%	0.71%	0.88%	1.14%	1.15%

Expenses Reimbursed or Waived by the Adviser [4]	0.01%	—	0.01%	—	0.01%	0.01%	—	None

Net Annual Fund Operating Expenses	0.64%	0.40%	0.72%	0.82%	0.70%	0.87%	1.14%	1.15%

[1]

The nature of the services provided to, and the advisory and administration fees paid by each Fund are described under “About the Investment Adviser.” With respect to the International Equity Fund, Money Market Fund and Real Estate Securities Fund, the management fee fluctuates based upon the average daily net assets of each of these Funds and may be higher or lower than those shown above.

[2]

“Other Expenses” include all operating expenses of the Fund except Management Fees and Distribution and Service (12b-1) Fees. Expenses, other than those incurred by a specific Fund, are allocated pro rata among the Funds and their share classes, if any, based on net assets. Such expenses may include legal fees and costs associated with the independent directors. Fund specific expenses, such as auditing fees, custodial fees, registration fees, and transfer agent fees, are allocated to the Fund that incurs such expense and pro rata based on net assets across share classes, if any. Other expense allocation methodologies may result in different expense ratios.

[3]

“Acquired Fund Fees and Expenses” includes all fees and expenses associated with investments in investment companies, including ETFs and the GE Funds – GE Money Market Fund (the “GE Money Market Fund”), which serves as the cash sweep vehicle for each non-money market Fund effective on or about March 17, 2008. The amounts shown in the table above have been restated from the fiscal year ended December 31, 2006 to reflect estimated fees anticipated to be incurred in connection with each Fund’s investment in the GE Money Market Fund and are based on each Fund’s average monthly cash positions during the most recent fiscal year. Amounts less than 0.01% are shown as dashes (—) in the above table but are included in “Other Expenses.”

	Emerging Markets Fund	Income Fund	Money Market Fund[1]	Real Estate Securities Fund[1]
Management Fees[1]	1.30%	0.50%	0.45%	0.83%

Distribution and Service (12b-1) Fees	None	None	None	None

Other Expenses[2]	None	0.11%	0.04%	0.06%

Acquired Fund Fees and Expenses[3]	None	0.08%	N/A	0.01%

Total Annual Fund Operating Expenses	1.30%	0.69%	0.49%	0.90%

Expenses Reimbursed or Waived by the Adviser[4]	None	—	N/A	0.01%

Net Annual Fund Operating Expenses	1.30%	0.69%	0.49%	0.89%

[4]

GE Asset Management will waive a portion of its management fee for each affiliated non-money market Fund in an amount equal to the management fees paid on its cash holdings invested in the GE Money Market Fund, if any. This amount is less than 0.01% for certain Funds, and is reflected as dashes (—) in the above table.

2. The section entitled “Fund Expenses - Fund Expenses For Total Return Fund” located on page 38 of the Prospectus is deleted in its entirety and replaced with the following:

Shareholder Fees

No sales charge (load) is imposed on purchases of Class 1 or Class 3 shares (or reinvested dividends), nor is a contingent deferred sales charge imposed upon redemption of shares (although your variable contract may impose such charges). The Funds also do not impose a redemption fee or an exchange fee.

Annual fund operating expenses are paid from a Fund’s assets and are reflected in the Fund’s share price and dividends. The figures below show actual “Management Fees” and “Other Expenses” incurred by the Fund during the fiscal period ended December 31, 2007, and estimated “Acquired Fund Fees and Expenses.” The fees and expenses reflected in the tables below do not include applicable variable contract fees and charges. If these fees and charges were included, the costs shown below would be higher.

Annual Fund Operating Expenses1

(as a percentage of average net assets)	Class 1	Class 3
Management Fees[2]	0.32%	0.32%

Distribution and Service (12b-1) Fees	None	0.30%

Other Expenses[3]	0.26%	0.07%

Acquired Fund Fees and Expenses[4]	0.07%	0.06%

Total Annual Fund Operating Expenses	0.65%	0.75%

Expenses Waived or Reimbursed by the Adviser[5]	0.10%	0.10%

Net Annual Fund Operating Expenses	0.55%	0.65%

[1]

The expense information in this table for Class 1 shares reflects actual expenses during the fiscal year ended December 31, 2006, plus amounts expected to be incurred pursuant to the Investor Service Plan (0.20% of the average daily net assets of the Total Return Fund attributable to Class 1 shares) for a full fiscal year. The expense information for Class 3 shares reflects actual expenses incurred during the fiscal period between May 1, 2006 to December 31, 2006, on an annualized basis.

[2]

The management fee fluctuates based upon the average daily net assets of the Total Return Fund and may be higher or lower than that shown above. The nature of the services provided to, and the advisory and administration fees paid by, the Fund are described under “About the Investment Adviser.”

[3]

“Other Expenses” include all operating expenses of the Total Return Fund (including the Investor Service Plan fees (only for Class 1 shares)) except Management Fees and Distribution and Service (12b-1) Fees. Expenses, other than those incurred specifically by a Fund, are allocated pro rata among the Funds and their share classes, if any, based on net assets. Such expenses may include legal fees and costs associated with the independent directors. Fund specific expenses, such as auditing fees, custodial fees registration fees, and transfer agent fees, are allocated to the Fund that incurs such expense and pro rata based on net assets across share classes. Other expense allocation methodologies may result in different expense ratios.

[4]

“Acquired Fund Fees and Expenses” includes all fees and expenses associated with investments in investment companies, including ETFs and the GE Money Market Fund, which serves as the cash sweep vehicle for each non-money market Fund effective on or about March 17, 2008. The amounts shown in the table above have been restated from the fiscal year ended December 31, 2006 to reflect estimated fees anticipated to be incurred in connection with the Total Return Fund’s investment in the GE Money Market Fund and are based on the Fund’s average monthly cash positions during the most recent fiscal year.

[5]

Pursuant to an agreement with the Total Return Fund, GE Asset Management Incorporated has agreed to limit the total operating expenses charged to Total Return Fund assets attributable to the Class 1 and Class 3 shares (excluding class specific expenses (such as Investor Service Plan fees and the Distribution and Service (12b-1) Fees), Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other expenditures that are capitalized, and other extraordinary expenses not incurred in the ordinary course of the Total Return Fund’s business) to 0.32% of the average daily net assets of the Total Return Fund attributable to such shares. Under the agreement, this expense limitation will continue in effect until April 30, 2009, and can only be changed with the approval of the Total Return Fund’s board of directors and GE Asset Management Incorporated. In addition, GE Asset Management Incorporated will waive a portion of its management fee for the Total Return Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

3. The “Example” table under “The Impact of Fund Expenses” section located on page 39 of the Prospectus is deleted in its entirety and replaced with the following

Examples†	You would pay the following expenses on a $10,000 investment assuming redemption

	1 Year	3 Years	5 Years	10 Years
U.S. Equity Fund	$66	$207	$361	$807
S&P 500 Index Fund	$42	$131	$228	$514
Premier Growth Equity Fund	$74	$233	$405	$904
Value Equity Fund	$84	$263	$457	$1,018
Mid-Cap Equity Fund	$72	$226	$394	$879
Small-Cap Equity Fund	$90	$281	$487	$1,084
International Equity Fund	$117	$364	$630	$1,391
Income Fund	$70	$220	$383	$856
Total Return Fund*
Class 1	$56	$197	$351	$798
Class3	$66	$229	$406	$918
Money Market Fund	$50	$157	$274	$616
Real Estate Securities Fund	$91	$286	$496	$1,103

*	The expenses shown for the Total Return Fund reflect GE Asset Management's contractual agreement to reduce or otherwise limit Total Return Fund expenses for the first year of each period noted.

4. The following definitions on “Equitized cash” is added to the section entitled “More on Strategies, Risks and Disclosure of Portfolio Holdings – Important Definitions” located on page 40 of the Prospectus:

“Equitized cash: A Fund that invests in equity securities may use futures or other instruments to gain general equity market exposure for holdings of cash and cash equivalents and/or money market instruments. The use of futures or other instruments would be subject to other applicable restrictions on the Fund’s investments.”

5. The definition of “Money market instruments” under the section entitled “More on Strategies, Risks and Disclosure of Portfolio Holdings – Important Definitions” located on page 42 of the Prospectus is deleted in its entirety and replaced with the following:

“Money market instruments are short-term debt securities of the U.S. Government, banks, corporations and other entities. Each Fund may invest in money market instruments either directly or indirectly (other than the Money Market Fund) through investments in the GE Funds – GE Money Market Fund (the “GE Money Market Fund”).

Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Short-Term Investment Fund (Investment Fund), which is a privately offered pooled investment trust managed by GE Asset Management. Those Funds may continue to hold a small interest in the Investment Fund.”

6. The second, third and fourth paragraphs under “More on Investment Strategies ” located on page 45 of the Prospectus is deleted in its entirety and replaced with the following:

“Cash and Temporary Defensive Positions: Under normal circumstances, each Fund may hold cash and cash equivalents and/or money market instruments (i) pending investment, (ii) for investment purposes, (iii) for cash management purposes, (iv) to meet redemptions, and (v) to meet operating expenses. A Fund that invests in equity securities may equitize cash in order to gain general equity market exposure with respect to such holdings of cash and cash equivalents and/or money market instruments.

A Fund may from time to time take temporary defensive positions when the portfolio manager believes that adverse market, economic, political or other conditions exist. In these circumstances, the portfolio manager may (x) without limit hold cash and cash equivalents and/or invest in money market instruments, or (y) restrict the securities markets in which a Fund’s assets are invested by investing those assets in securities markets deemed to be conservative in light of the Fund’s investment objective and strategies. In addition, a Fund may hold cash and cash equivalents and/or invest in money market instruments under circumstances where the liquidation of a Fund has been approved by the Directors, and therefore investments in accordance with the Fund’s investment objective and policies would no longer be appropriate. Each Fund may invest in money market instruments either directly or indirectly (except the Money Market Fund) through investment in the GE Money Market Fund. GE Asset Management will waive a portion of its management fee for each affiliated non-money market Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

To the extent that a Fund, other than the Money Market Fund, holds cash and cash equivalents or investments in money market instruments, it may not achieve its investment objective.”

GE Investments Funds, Inc.

Supplement Dated March 14, 2008

to Statement of Additional Information dated May 1, 2007

Effective on or about March 17, 2008, the GE Investments Funds, Inc. Statement of Additional Information dated May 1, 2007 (the “SAI”) is amended as follows:

1. The first and second paragraph on page 15 of the SAI under “Investment Strategies and Risks and Portfolio Holdings – Money Market Instruments” is deleted in its entirety and replaced with the following:

Money Market Instruments. The types of money market instruments in which each Fund may invest either directly or indirectly are as follows: (i) Government Securities, (ii) debt obligations of banks, savings and loan institutions, insurance companies and mortgage bankers, (iii) commercial paper and notes, including those with variable and floating rates of interest, (iv) debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks, (v) debt obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities, including obligations of supranational entities, (vi) debt securities issued by foreign issuers and (vii) repurchase agreements

Each Fund, other than the Money Market Fund, may also invest indirectly in money market instruments through investments in the GE Funds – GE Money Market Fund (“GE Money Market Fund”), which generally would be used to invest a Fund’s cash balance, as well as the cash balances of other non-money market investment companies managed by GEAM. The investment objective of the GE Money Market Fund is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The GE Money Market Fund seeks to achieve this objective by investing primarily in short-term, U.S. dollar denominated money market instruments. In order to ensure that the Funds do not incur duplicative advisory fees on the cash balances invested in the GE Money Market Fund, GEAM will waive a portion of its management fee for each Fund in an amount equal to the management fees paid to the GE Money Market Fund on its cash holdings invested in the GE Money Market Fund, if any.

Before using the GE Money Market Fund for this purpose, certain Funds may have invested a portion of their cash in the GEI Short-Term Investment Fund (Investment Fund), which is a privately offered pooled investment trust managed by GE Asset Management. Those Funds may continue to hold a small interest in that Investment Fund.

2. The paragraph on page 34 of the SAI entitled “Securities of Other Investment Companies” under “Investment Strategies and Risks and Portfolio Holdings” is deleted in its entirety and replaced with the following:

Securities of Other Investment Companies. Each Fund, other than the Money Market Fund, may invest in other investment companies that invest principally in securities in which the Fund is authorized to invest, and as permitted by the 1940 Act and the rules thereunder. To the extent a Fund invests in other investment companies, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees; provided however, GEAM will reimburse each Fund for the management fees each Fund pays on the cash balances invested in the GE Money Market Fund, if any.

3. Item number 2 under “Investment Restrictions – Non-Fundamental Restrictions for all Funds other than Value Equity Fund, Small-Cap Equity Fund, Europe Equity Fund, Emerging Markets Fund and Real Estate Securities Fund” located on page 53 of the SAI is deleted in its entirety and replaced with the following:

Purchase securities of other investment companies if, as a result thereof, the Fund would own more than 3% of the total outstanding voting stock of any one investment company, or more than 5% of the Fund’s assets would be invested in any one investment company, or more than a total of 10% of the Fund’s assets would be invested in investment company securities. These limitations do not apply to securities acquired in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer’s commission or profit, other than customary broker's commission, is involved, and so long as immediately thereafter not more than 10% of such Fund’s total assets, taken at market value, would be invested in such securities. These limitations also do not apply to investments by the Funds in money market funds such as the GE Money Market Fund.

4. The second paragraph under “Investment Restrictions – Notes to Investment Restrictions for Value Equity Fund, Small-Cap Equity Fund, Europe Equity Fund and Emerging Markets Fund” located on page 57 of the SAI is deleted in its entirety.

5. Item number 2 under “Investment Restrictions – Non-Fundamental Restrictions for Real Estate Securities Fund” located on page 59 of the SAI is deleted in its entirety and replaced with the following:

Purchase securities of other investment companies if, as a result thereof, the Real Estate Securities Fund would own more than 3% of the total outstanding voting stock of any one investment company, or more than 5% of the Real Estate Securities Fund’s assets would be invested in any one investment company, or more than a total of 10% of the Real Estate Securities Fund’s assets would be invested in investment company securities. These limitations do not apply to securities acquired in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end investment companies where no underwriter or dealer’s commission or profit, other than customary broker's commission, is involved, and so long as immediately thereafter not more than 10% of such Real Estate Securities Fund’s total assets, taken at market value, would be invested in such securities. These limitations also do not apply to investments by the Real Estate Securities Fund in money market funds such as the GE Money Market Fund.

2